Borrowed Funds Contractual Payments Due for FHLB Borrowings (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
2013	$ 716
2014	750
2015	477
2016	437
2017	3,007
Thereafter	6,371
Total	$ 11,758	$ 22,300